September 16, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The First Western Funds Trust
File Nos. 811-22691; 333-180717
Post-Effective Amendment No. 9

Ladies and Gentlemen:

On behalf of The First Western Funds Trust (the “Registrant”), attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 8 (the “Amendment”) to Registrant’s registration statement on Form N-1A.

The Amendment, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933, is for the purpose of adding an additional class of shares to the First Western Fixed Income Fund and the First Western Short Duration Bond Fund, each a series of shares of Registrant. The new share class will be a retail share class and it will be no-load with a Rule 12b-1 distribution fee.  The Registrant also updated certain disclosure related to the matters approved by shareholders of the Funds at a Special Meeting of Shareholders held on May 22, 2015.

Please contact the undersigned at 513/587-3406 with any questions or comments concerning this filing.

Very truly yours,

/s/ Wade Bridge

Wade Bridge
Assistant Secretary
The First Western Funds Trust

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